LEASE OBLIGATIONS - Lease Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASE OBLIGATIONS
Lease obligations	$ 610.4	$ 480.1
Less: Interest	167.4	101.3
Lease obligations	443.0	378.8
Less: Current portion of lease obligations	59.6	51.5
Noncurrent portion of lease obligations	383.4	327.3
Interest expense in connection with lease obligations	$ 23.0	$ 15.3